INCOME TAXES - Additional Information (Details) (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 9,651,000	$ 9,386,000	$ 9,651,000
Operating Loss Carryforwards, Expiration Dates	carry forwards expire in twenty years beginning in 2026 and for the State of California purposes they expire in five years beginning in 2011.
Valuation Allowance Percentage	100.00%
Increased Valuation Allowance	$ 266,000	$ 822,000	$ 9,651,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	8.83%